Commitments, Contingencies and Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Contractual Amount of Financial Instruments with Off-Balance-Sheet Risk

The contractual amount of financial instruments with off-balance-sheet risk was as follows at year-end.

	2013		2012
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to extend credit:
Lines of credit and construction loans	$11,866	$151,332	$9,378	$118,182
Overdraft protection	18	21,084	51	19,726
Letters of credit	200	2,411	294	396

	$12,084	$174,827	$9,723	$138,304